Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks – 95.9%
Communication Services – 3.7%
Interpublic Group of Cos., Inc. (The) ............................................... 80,584 $ 2,249,100
Scholastic Corp. .............................................................. 87,240 2,388,631
4,637,731
Consumer Discretionary – 2.5%
Levi Strauss & Co., Class A ..................................................... 74,161 1,727,951
Whirlpool Corp. ............................................................... 18,194 1,430,049
3,158,000
Consumer Staples – 11.1%
Edgewell Personal Care Co. ..................................................... 148,452 3,022,483
Ingles Markets, Inc., Class A ..................................................... 46,850 3,258,886
Ingredion, Inc. ................................................................ 13,298 1,623,819
Molson Coors Beverage Co., Class B ............................................. 42,025 1,901,631
Seaboard Corp. ............................................................... 416 1,517,152
The Campbell's Company ....................................................... 46,194 1,458,806
The Marzetti Company ......................................................... 5,900 1,019,461
13,802,238
Energy – 6.1%
Expand Energy Corp. .......................................................... 14,784 1,570,652
Halliburton Co. ............................................................... 75,627 1,860,424
Innovex International, Inc.* ...................................................... 164,342 3,046,901
World Kinect Corp. ............................................................ 42,548 1,104,121
7,582,098
Financials – 9.9%
Citizens Financial Group, Inc. .................................................... 46,827 2,489,323
CNA Financial Corp. ........................................................... 18,264 848,545
Old Republic International Corp. .................................................. 21,959 932,599
OneMain Holdings, Inc. ......................................................... 35,226 1,988,860
SEI Investments Co. ........................................................... 23,330 1,979,550
State Street Corp. ............................................................. 13,853 1,607,087
White Mountains Insurance Group Ltd. ............................................ 576 962,796
Willis Towers Watson PLC ...................................................... 4,398 1,519,289
12,328,049
Health Care – 22.3%
DENTSPLY SIRONA, Inc. ....................................................... 200,241 2,541,058
Elanco Animal Health, Inc.* ...................................................... 167,973 3,382,976
Fortrea Holdings, Inc.* ......................................................... 157,079 1,322,605
Grifols SA, ADR ............................................................... 233,333 2,323,997
Henry Schein, Inc.* ............................................................ 13,199 876,018
Hologic, Inc.* ................................................................. 30,954 2,089,085
Koninklijke Philips NV .......................................................... 50,631 1,380,201
Organon & Co. ............................................................... 87,061 929,811
Pediatrix Medical Group, Inc.* ................................................... 144,980 2,428,415
Phibro Animal Health Corp., Class A ............................................... 30,193 1,221,609
Premier, Inc., Class A .......................................................... 174,300 4,845,540
Prestige Consumer Healthcare, Inc.* .............................................. 16,170 1,009,008
Sotera Health Co.* ............................................................ 94,162 1,481,168
United Therapeutics Corp.* ...................................................... 2,131 893,337

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Health Care (continued)
Zimmer Biomet Holdings, Inc. .................................................... 10,953 $ 1,078,871
27,803,699
Industrials – 20.1%
AGCO Corp. ................................................................. 12,659 1,355,399
Balfour Beatty PLC ............................................................ 237,704 2,070,470
Embraer SA, ADR ............................................................. 53,269 3,220,111
Healthcare Services Group, Inc.* ................................................. 153,702 2,586,805
Heartland Express, Inc. ......................................................... 150,180 1,258,508
Kennametal, Inc. .............................................................. 89,496 1,873,151
Knight-Swift Transportation Holdings, Inc. .......................................... 33,574 1,326,509
Landstar System, Inc. .......................................................... 3,578 438,520
Moog, Inc., Class A ............................................................ 8,159 1,694,380
National Presto Industries, Inc. ................................................... 28,033 3,143,901
Textron, Inc. .................................................................. 30,443 2,572,129
Timken Co. (The) ............................................................. 16,625 1,249,867
UniFirst Corp. ................................................................ 13,038 2,179,823
24,969,573
Information Technology – 15.2%
Amdocs Ltd. ................................................................. 40,337 3,309,651
Arlo Technologies, Inc.* ......................................................... 88,467 1,499,515
Arrow Electronics, Inc.* ......................................................... 7,705 932,305
Avnet, Inc. ................................................................... 19,617 1,025,577
EPAM Systems, Inc.* .......................................................... 6,981 1,052,665
F5, Inc.* ..................................................................... 3,903 1,261,410
IPG Photonics Corp.* .......................................................... 48,188 3,816,008
NETGEAR, Inc.* .............................................................. 121,156 3,924,243
Qorvo, Inc.* .................................................................. 22,923 2,087,827
18,909,201
Materials – 5.0%
International Flavors & Fragrances, Inc. ............................................ 24,635 1,516,038
Scotts Miracle-Gro Co. (The) .................................................... 19,551 1,113,429
Sealed Air Corp. .............................................................. 29,432 1,040,421
Sonoco Products Co. .......................................................... 23,672 1,020,027
Winpak Ltd. .................................................................. 52,843 1,548,755
6,238,670
Total Common Stocks (Cost $108,375,811) ....................................................... 119,429,259
Money Market Funds – 4.1%
JP Morgan US Treasury Plus Money Market Fund, 4.01%(a)
(Cost $5,135,623) ........................................................... 5,135,623 5,135,623
Total Investments – 100.0%
(Cost $113,511,434) ......................................................................... $ 124,564,882
Other Assets in Excess of Liabilities – 0.0%† ........................................................ 53,695
Net Assets – 100.0% .......................................................................... $ 124,618,577

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of September 30, 2025.
ADR : American Depositary Receipt
PLC : Public Limited Company